UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08340
Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Greater India Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.2%

Security	Shares	Value

India — 91.7%

Automobiles — 6.5%

Bajaj Auto, Ltd.	258,640	$8,865,140
Hero Honda Motors, Ltd.	394,805	17,544,591
Mahindra & Mahindra, Ltd.	1,160,146	20,195,844
Maruti Suzuki India, Ltd.	254,196	8,102,388

		$54,707,963

Commercial Banks — 15.7%

Allahabad Bank, Ltd.	2,108,468	$10,596,626
Axis Bank, Ltd.	393,976	11,870,809
Bank of Baroda	720,682	14,454,308
HDFC Bank, Ltd.	491,149	25,487,621
ICICI Bank, Ltd.	1,073,404	27,330,354
ING Vysya Bank, Ltd.	1,240,003	10,202,081
State Bank of India	393,838	24,731,806
Union Bank of India, Ltd.	881,869	6,878,778

		$131,552,383

Construction & Engineering — 7.0%

IRB Infrastructure Developers, Ltd.	2,359,295	$11,828,494
IVRCL Infrastructures & Projects, Ltd.	2,237,083	6,445,799
Lanco Infratech, Ltd.(1)	9,271,163	13,173,336
Larsen & Toubro, Ltd.	606,720	26,835,499

		$58,283,128

Construction Materials — 0.6%

UltraTech Cement, Ltd.	206,582	$4,988,350

		$4,988,350

Consumer Finance — 1.3%

Shriram Transport Finance Co., Ltd.	618,252	$10,852,859

		$10,852,859

Diversified Financial Services — 1.6%

Infrastructure Development Finance Co., Ltd.	3,223,022	$13,189,139

		$13,189,139

Electric Utilities — 3.6%

Power Grid Corporation of India, Ltd.	5,729,256	$12,593,863
Tata Power Co., Ltd.	568,715	17,407,025

		$30,000,888

Electrical Equipment — 4.5%

Bharat Heavy Electricals, Ltd.	465,639	$24,295,713
Crompton Greaves, Ltd.	1,893,302	13,127,422

		$37,423,135

Hotels, Restaurants & Leisure — 0.9%

Mahindra Holidays & Resorts India, Ltd.	800,033	$7,781,497

		$7,781,497

Independent Power Producers & Energy Traders — 1.3%

GVK Power & Infrastructure, Ltd.(1)	11,945,429	$10,844,388

		$10,844,388

Industrial Conglomerates — 1.7%

Jaiprakash Associates, Ltd.	5,960,894	$14,118,057

		$14,118,057

IT Services — 12.8%

HCL Technologies, Ltd.	1,837,539	$18,692,353
Infosys Technologies, Ltd.	692,699	53,151,051
Mphasis, Ltd.	318,537	4,795,851
Tata Consultancy Services, Ltd.	1,174,965	30,584,856

		$107,224,111

Machinery — 3.2%

BEML, Ltd.	271,301	$6,284,178
Tata Motors, Ltd.	700,450	20,418,209

		$26,702,387

Media — 1.5%

Zee Entertainment Enterprises, Ltd.	3,783,120	$12,434,758

		$12,434,758

Metals & Mining — 4.7%

Hindalco Industries, Ltd.	1,779,600	$9,795,791
Hindustan Zinc, Ltd.	96,872	2,950,101

See notes to financial statements

Greater India Portfolio as of December 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Metals & Mining (continued)

Steel Authority of India, Ltd.	1,505,124	$6,138,419
Tata Steel, Ltd.	1,336,742	20,331,325

		$39,215,636

Oil, Gas & Consumable Fuels — 11.1%

Bharat Petroleum Corp., Ltd.	664,130	$9,756,343
Cairn India, Ltd.(1)	1,139,457	8,484,970
Oil & Natural Gas Corp., Ltd.	571,982	16,518,011
Reliance Industries, Ltd.	2,436,107	57,631,532

		$92,390,856

Pharmaceuticals — 6.4%

Aurobindo Pharma, Ltd.	547,065	$16,011,594
Cipla, Ltd.	1,223,674	10,103,754
Dr. Reddy’s Laboratories, Ltd.	444,635	16,610,569
Glenmark Pharmaceuticals, Ltd.	1,374,180	11,214,062

		$53,939,979

Real Estate Management & Development — 1.5%

Housing Development & Infrastructure, Ltd.(1)	1,575,426	$6,852,405
Sobha Developers, Ltd.	787,566	5,713,103

		$12,565,508

Thrifts & Mortgage Finance — 2.1%

Housing Development Finance Corp., Ltd.	1,076,650	$17,494,384

		$17,494,384

Tobacco — 2.3%

ITC, Ltd.	4,945,106	$19,349,070

		$19,349,070

Wireless Telecommunication Services — 1.4%

Bharti Airtel, Ltd.	1,429,856	$11,413,621

		$11,413,621

Total India
(identified cost $552,399,674)		$766,472,097

Sri Lanka — 3.5%

Commercial Banks — 1.2%

Commercial Bank of Ceylon PLC	4,369,300	$10,239,470

		$10,239,470

Industrial Conglomerates — 1.4%

John Keells Holdings PLC	4,184,226	$11,242,668

		$11,242,668

Wireless Telecommunication Services — 0.9%

Dialog Axiata PLC(1)	71,161,980	$7,632,859

		$7,632,859

Total Sri Lanka
(identified cost $23,433,306)		$29,114,997

Total Common Stocks
(identified cost $575,832,980)		$795,587,094

Short-Term Investments — 1.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/11	$11,997	$11,997,032

Total Short-Term Investments
(identified cost $11,997,032)		$11,997,032

Total Investments — 96.7%
(identified cost $587,830,012)		$807,584,126

Other Assets, Less Liabilities — 3.3%		$27,843,596

Net Assets — 100.0%		$835,427,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See notes to financial statements

Greater India Portfolio as of December 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2010

Assets

Investments, at value (identified cost, $587,830,012)	$807,584,126
Foreign currency, at value (identified cost, $33,214,530)	33,578,373
Interest receivable	3
Receivable for foreign taxes	1,169,517

Total assets	$842,332,019

Liabilities

Payable for investments purchased	$2,113,063
Payable to affiliates:
Investment adviser fee	498,066
Administration fee	169,205
Trustees’ fees	6,603
Accrued foreign capital gains taxes	3,577,270
Accrued expenses	540,090

Total liabilities	$6,904,297

Net Assets applicable to investors’ interest in Portfolio	$835,427,722

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$618,439,625
Net unrealized appreciation	216,988,097

Total	$835,427,722

Statement of Operations

For the Year Ended
December 31, 2010

Investment Income

Dividends (net of foreign taxes, $11,766)	$8,354,515
Interest (net of foreign taxes, $187,862)	428,300

Total investment income	$8,782,815

Expenses

Investment adviser fee	$5,610,040
Administration fee	1,870,848
Trustees’ fees and expenses	29,088
Custodian fee	1,448,204
Legal and accounting services	101,076
Miscellaneous	28,630

Total expenses	$9,087,886

Deduct —
Reduction of custodian fee	$25

Total expense reductions	$25

Net expenses	$9,087,861

Net investment loss	$(305,046)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes paid of $3,665,639 and taxes refunded of $633,600)	$75,804,625
Foreign currency transactions	(523,369)

Net realized gain	$75,281,256

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $3,577,270)	$73,880,360
Foreign currency	876,946

Net change in unrealized appreciation (depreciation)	$74,757,306

Net realized and unrealized gain	$150,038,562

Net increase in net assets from operations	$149,733,516

See notes to financial statements

Greater India Portfolio as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	December 31, 2010	December 31, 2009

From operations —
Net investment income (loss)	$(305,046)	$502,932
Net realized gain (loss) from investment and foreign currency transactions	75,281,256	(128,913,014)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	74,757,306	486,038,886

Net increase in net assets from operations	$149,733,516	$357,628,804

Capital transactions —
Contributions	$23,381,779	$63,375,808
Withdrawals	(86,457,814)	(82,593,727)

Net decrease in net assets from capital transactions	$(63,076,035)	$(19,217,919)

Net increase in net assets	$86,657,481	$338,410,885

Net Assets

At beginning of year	$748,770,241	$410,359,356

At end of year	$835,427,722	$748,770,241

See notes to financial statements

Greater India Portfolio as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended December 31,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.19%	1.22%	1.19%	1.14%	1.22%
Net investment income (loss)	(0.04)%	0.09%	(0.17)%	(0.27)%	0.07%
Portfolio Turnover	59%	63%	38%	63%	67%

Total Return	21.75%	95.65%	(64.87)%	56.32%	37.53%

Net assets, end of year (000’s omitted)	$835,428	$748,770	$410,359	$1,689,486	$1,028,290

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Greater India Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2010, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

Greater India Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.

As of December 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. The Portfolio also files tax returns in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.70% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the year ended December 31, 2010, the investment adviser fee was 0.73% of the Portfolio’s average daily net assets and amounted to $5,610,040. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more. For the year ended December 31, 2010, the administration fee was 0.24% of the Portfolio’s average daily net assets and amounted to $1,870,848.

Greater India Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

During the year ended December 31, 2010, Lloyd George reimbursed the Portfolio $18,036 for a trading error. The effect of the loss incurred and the reimbursement by Lloyd George of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $430,936,031 and $504,877,792, respectively, for the year ended December 31, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$609,255,483

Gross unrealized appreciation	$226,264,464
Gross unrealized depreciation	(27,935,821)

Net unrealized appreciation	$198,328,643

The net unrealized depreciation on foreign currency transactions, including foreign capital gains taxes, at December 31, 2010 on a federal income tax basis was $2,766,017.

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2010.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Settlement of securities transactions in the Indian sub-continent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio’s assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

7   India Tax Claims Receivable

The Portfolio is subject to certain Indian capital gains taxes in connection with transactions in Indian securities. The Indian tax authority conducted a review of the Portfolio’s tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and reduced the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately $865,000. The Portfolio paid such amount to the Indian tax authority pending an appeal and recorded the amount as a receivable. During the year ended December 31, 2009, the Portfolio received notification that its appeal of the assessment was successful and that the tax authority was ordered to re-compute the amount of taxes due for the tax years noted above. As of December 31, 2010, the Portfolio received a full refund of the net assessment and related interest. The Portfolio received an additional refund of taxes of $633,600 resulting from the Indian tax authority’s re-computations, which is included in realized gains.

Greater India Portfolio as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$74,924,218		$—	$74,924,218
Consumer Staples	—	19,349,070		—	19,349,070
Energy	—	92,390,856		—	92,390,856
Financials	10,239,470	185,654,273		—	195,893,743
Health Care	—	53,939,979		—	53,939,979
Industrials	11,242,668	136,526,707		—	147,769,375
Information Technology	—	107,224,111		—	107,224,111
Materials	—	44,203,986		—	44,203,986
Telecommunication Services	7,632,859	11,413,621		—	19,046,480
Utilities	—	40,845,276		—	40,845,276

Total Common Stocks	$29,114,997	$766,472,097	*	$—	$795,587,094

Short-Term Investments	$—	$11,997,032		$—	$11,997,032

Total Investments	$29,114,997	$778,469,129		$—	$807,584,126

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

9   Proposed Changes to Investment Advisory and Other Agreements

In December 2010, the Trustees of the Portfolio approved a new investment advisory agreement between Boston Management and Research (BMR) and the Portfolio pursuant to which BMR will serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK will serve as the sub-adviser to the Portfolio. As an interest holder in the Portfolio, the proposed agreements are subject to approval by the shareholders of Eaton Vance Greater India Fund (the Fund) at a special meeting scheduled to be held on March 9, 2011.

If the proposed advisory agreements are approved by the interest holders of the Portfolio, the Portfolio’s administration agreement with Eaton Vance Management (EVM) would be terminated and the Fund’s management agreement with EVM would be replaced with an administrative services agreement with EVM. It is expected that the total management fees currently payable by the Fund and Portfolio (inclusive of investment advisory, management and administration fees) would remain substantially the same under the Portfolio’s new investment advisory and sub-advisory agreements and the Fund’s new administrative services agreement.

Greater India Portfolio as of December 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Greater India Portfolio:
We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Greater India Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2011

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (“EVM” or the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and its affiliates to requests in recent years from the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Greater India Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that, in response to inquiries from the Contract Review Committee, the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an additional agreed upon amount, such reduction to be effective May 1, 2010.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Administrator, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Greater India Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corporation, “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc., “LGM” refers to Lloyd George Management (B.V.I.) Limited, “Lloyd George” refers to Lloyd George Investment Management (Bermuda) Limited, “Armored Wolf” refers to Armored Wolf, LLC and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Lloyd George is a wholly-owned subsidiary of LGM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.	175	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	175	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	175	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	175	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	175	None

Eaton Vance Greater India Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	175	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	175	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	175	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust(3)	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 88 registered investment companies managed by EVM or BMR.

Michael A. Allison 1964	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 28 registered investment companies managed by EVM or BMR.

John Brynjolfsson 1964	Vice President of the Trust	Since 2010	Chief Investment Officer and Managing Director of Armored Wolf since 2008. Formerly, Managing Director at PIMCO (2003-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

J. Scott Craig 1963	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Christopher Darling 1964	Vice President of the Portfolio	Since 2007	Director of Asian Research of Lloyd George (since 2006). Previously, an equity salesperson at Fox, Pitt Kelton in London (2005-2006). Officer of 2 investment companies managed by EVM or BMR.

James H. Evans 1959	Vice President of the Trust	Since 2010	Vice President of EVM and BMR since December 2008. Formerly, Senior Vice President and Senior Portfolio Manager, Tax-Exempt Fixed Income at M.D. Sass (1990-2008). Officer of 23 registered investment companies managed by EVM or BMR.

Gregory R. Greene 1966	Vice President of the Trust	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Eaton Vance Greater India Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

William Walter Raleigh Kerr 1950	Vice President of the Portfolio	Since 1994	Chief Executive Officer of Lloyd George and LGM. Officer of 3 registered investment companies managed by EVM or BMR.

Hon. Robert Lloyd George 1952	President of the Portfolio	Since 1994	Chairman of Lloyd George and LGM. Officer of 3 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Michael R. Mach 1947	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 28 registered investment companies managed by EVM or BMR.

Robert J. Milmore 1969	Vice President of the Trust	Since 2006	Vice President of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 1968	Vice President of the Trust	Since 2008	Principal of Fox and member of the Investment Committee. Officer of 18 registered investment companies managed by EVM or BMR.

Walter A. Row, III 1957	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 60 registered investment companies managed by EVM or BMR.

Ronald Solberg, Ph.D. 1953	Vice President of the Trust	Since 2010	Managing Director of Armored Wolf since 2008. Formerly, Portfolio Manager at Viking Asset Management (2001-2008). Officer of 17 registered investment companies managed by EVM or BMR.

Stewart D. Taylor 1954	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 18 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 1961	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 175 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2006.

The SAI for the Fund and the Portfolio includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser of Greater India Portfolio
Lloyd George Investment Management
(Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund
and Administrator of Greater India Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Greater India Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

142-2/11	GISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/09	12/31/10

Audit Fees	$28,690	$28,690

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,290	$6,290

All Other Fees(3)	$2,500	$900

Total	$37,480	$35,880

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/09	12/31/10

Registrant	$8,790	$7,190

Eaton Vance(1)	$288,295	$250,973

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	February 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 14, 2011

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	February 14, 2011